Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs			€ 58,818
Impairment of intangible and tangible assets	€ 14,961	€ 112,095	48,768
Impairment resulting from the measurement of assets held for sale	8,793	118,375	74,616
Loss from the sale of business	47,241	132,202	93,859
Other	51,167	71,416	44,704
Expenses from strategic transactions and programs	122,162	434,088	320,765
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs			58,818
Impairment of intangible and tangible assets	13,797	105,845	34,894
Impairment resulting from the measurement of assets held for sale	8,793	118,375	62,724
Loss from the sale of business	47,241	132,202	93,859
Other	47,660	61,536	14,744
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	1,164	6,250	13,874
Impairment resulting from the measurement of assets held for sale			11,892
Other		550
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 3,507	€ 9,330	€ 29,960